Annual Total Returns [BarChart] - BLACKROCK EXCHANGE PORTFOLIO - BLACKROCK EXCHANGE PORTFOLIO	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	1.14%
Annual Return 2012	8.90%
Annual Return 2013	28.07%	[1]
Annual Return 2014	10.27%	[1]
Annual Return 2015	(2.65%)
Annual Return 2016	13.82%
Annual Return 2017	15.27%
Annual Return 2018	(2.98%)
Annual Return 2019	28.63%
Annual Return 2020	9.19%

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal years ended December 31, 2013 and December 31, 2014 in settlement of litigation.